Retirement Benefit Obligations - Components of Actuarial (Gains)/Losses Included in Other Comprehensive (Income)/Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Asset loss/(gain)	$ 404	$ (914)	$ 2,503
Demographic (gain)/loss	(23)	(160)	(243)
Assumption (gain)/loss	(299)	268	(2,798)
Total actuarial loss/(gain)	$ 82	$ (806)	$ (538)